Condensed Schedule of Investments (U.S. Treasury Notes) (Parenthetical) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
US Treasury Notes [Member]
Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 540,042,733	$ 408,968,904
U.S. Treasury notes, 1.375%, 02/15/2020 [Member[
Investment Holdings [Line Items]
Investment Interest Rate	1.375%
Investment Maturity Date	Feb. 15, 2020
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Investment Holdings [Line Items]
Investment Interest Rate	1.50%
Investment Maturity Date	Feb. 15, 2020
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Investment Holdings [Line Items]
Investment Interest Rate	1.50%
Investment Maturity Date	May 15, 2020
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Investment Holdings [Line Items]
Investment Interest Rate		0.75%
Investment Maturity Date		Feb. 15, 2019
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Investment Holdings [Line Items]
Investment Interest Rate		0.875%
Investment Maturity Date		May 15, 2019
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Investment Holdings [Line Items]
Investment Interest Rate		0.75%
Investment Maturity Date		Aug. 15, 2019
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Investment Holdings [Line Items]
Investment Interest Rate		1.00%
Investment Maturity Date		Nov. 15, 2019